AMM FUNDS

December 7, 2015

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   AMM Funds

Post Effective Amendment No. 15 to the Registration Statement on Form N-1A

(File No. 333-135714, CIK No. 0001368578)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the AMM Funds, on behalf of the Fallen Angels Value Fund and the Fallen Angels Income Fund (the "Funds"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of AMM Funds (the "Trust"), I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 30, 2015 (Accession No. 0001162044-15-001244).

Questions related to this filing should be directed to Emily Little of Thompson Hine LLP at (614) 469-3264.

Very truly yours,

/s/Michael Moore

Michael Moore

Secretary and Treasurer